Property and Equipment, net	12 Months Ended
Dec. 31, 2023
Property and Equipment, net
Property and Equipment, net

8. Property and Equipment, net

Property and equipment, net consists of the following:

	December 31,	December 31,
	2022	2023
	RMB’000	RMB’000
Electronic equipment and computers	5,312	6,218
Office furniture and equipment	2,943	4,723
Leasehold improvement	5,032	8,783
Total	13,287	19,724
Less: accumulated depreciation	(10,859)	(12,358)
Less: impairment	—	—
Property and equipment, net	2,428	7,366

Depreciation expenses were RMB 2.56 million, RMB 1.77 million and RMB 1.73 million for the years ended December 31, 2021, 2022 and 2023, respectively.